Fair Value	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Fair Value

(12) Fair Value

The table below presents information about items, which are carried at fair value on a recurring basis:

	June 30, 2018
	(In thousands)
	Level 1	Level 2	Level 3	Total
Cash equivalents	$106,558	$—	$—	$106,558
Contingent consideration	—	—	8,231	8,231
Redeemable non-controlling interest - Blueapple	—	—	702,146	702,146
Redeemable non-controlling interest - eService	—	—	136,643	136,643

Total	$106,558	$—	$847,020	$953,578

	December 31, 2017
	(In thousands)
	Level 1	Level 2	Level 3	Total
Cash equivalents	$110,537	$—	$—	$110,537
Contingent consideration	—	—	3,957	3,957
Redeemable non-controlling interest - Blueapple	—	—	—	—
Redeemable non-controlling interest - eService	—	—	148,266	148,266

Total	$110,537	$—	$152,223	$262,760

Cash equivalents consist of a money market fund that is valued using a market price in an active market (Level 1). Level 1 instrument valuations are obtained from real - time quotes for transactions in active exchange markets involving identical assets.

Contingent consideration relates to potential payments that the Company may be required to make associated with acquisitions. To the extent that the valuation of these liabilities are based on projected inputs that are less observable or not observable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for measures categorized in Level 3.

In the determination of the fair value of the RNCI in eService, the Company used an income approach based on internal forecasts of expected future cash flows. Significant unobservable inputs included the Weighted Average Cost of Capital (“WACC”) used to discount the future cash flows, which was 18.0%, based on the markets in which the business operates and growth rate used within the future cash flows, which were between 3.0% and 17.2%, based on historic trends, current and expected market conditions, and management’s forecast assumptions. A future increase in the WACC would result in a decrease in the fair value of RNCI in eService. RNCI related to the Blueapple ownership of EVO, LLC is classified as Level 3. While the fair value is primarily derived from the fair value of EVO, Inc.’s closing stock price on the last day of the period, the Company applied a discount of 5% for lack of marketability resulting from the lock-up period, which prevents Blueapple from exercising its put option for 6 months from the IPO date.

The carrying amounts of receivables, settlement, due from related parties, due to related parties, long-term debt and deferred cash considerations associated with acquisitions, approximate their fair value given the short-term nature or bearing at market interest rate value approximating carrying value. Visa preferred shares are carried at cost. The estimated fair value of the Visa preferred shares of $25.2 million as of June 30, 2018 is based upon inputs classified as Level 3 of the fair value hierarchy using the fair value of Visa preferred shares as of June 30, 2018 and disclosed conversion factor as of June 30, 2018, inclusive of a discount rate due to the lack of liquidity, which represents a measure of fair value that are unobservable or require management’s judgement.

Predecessor
Fair Value

(11) Fair value

The table below presents information about items, which are carried at fair value on a recurring basis:

	December 31, 2017
	(In thousands)
	Level 1	Level 2	Level 3	Total
Cash equivalents	$110,537	$—	$—	$110,537
Contingent consideration	—	—	3,957	3,957
Redeemable non-controlling interest	—	—	148,266	148,266

Total	$110,537	$—	$152,223	$262,760

	December 31, 2016
	(In thousands)
	Level 1	Level 2	Level 3	Total
Cash equivalents	$123,662	$—	$—	$123,662
Contingent consideration	—	—	631	631
Redeemable non-controlling interest	—	—	100,530	100,530

Total	$123,662	$—	$101,161	$224,823

Cash equivalents consist of a money market fund that is valued using a market price in an active market (Level 1). Level 1 instrument valuations are obtained from real-time quotes for transactions in active exchange markets involving identical assets.

Contingent consideration relates to potential payments that the Company may be required to make associated with acquisitions. To the extent that the valuation of these amounts are based on projected inputs that are less observable or not observable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for measures categorized in Level 3.

In the determination of the fair value of the redeemable non-controlling interest in eService, the Company used an income approach based on internal forecasts of expected future cash flows. Significant unobservable inputs included the Weighted Average Cost of Capital (“WACC”) used to discount the future cash flows, which was 17.5%, based on the markets in which the business operates and growth rate used within the future cash flows, which were between 2.3% and 13.2%, based on historic trends, current and expected market conditions, and management’s forecast assumptions. A future increase in the WACC would result in a decrease in the fair value of RNCI.

The carrying amounts of receivables, settlement, due from related parties, due to related parties, long-term debt and deferred cash considerations associated with acquisitions, approximate their fair value given the short-term nature or bearing at market interest rate value approximating carrying value. Visa preferred shares are carried at cost. The estimated fair value of the Visa preferred shares of $21.6 million as of December 31, 2017 is based upon inputs classified as Level 3 of the fair value hierarchy using a Black-Scholes option pricing model due to the absence of quoted market prices, lack of liquidity and that inputs used to measure fair value are unobservable or require management’s judgment.